Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Number of outstanding ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)		Accumulated deficit
Balance beginning at Dec. 31, 2014	$ 31,059	$ 1,195	$ 202,947	$ (4,277)	$ (735)	[1]	$ (168,071)
Balance beginning, shares at Dec. 31, 2014		31,396,940
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses	11,524	$ 302	11,222
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses, shares		7,666,665
Issuance of treasury shares upon exercise of options	153		(42)	213			(18)
Issuance of treasury shares upon exercise of options, shares		57,593
Stock-based compensation related to employees, directors and consultants	1,066		1,066
Other comprehensive loss	(1,655)				(1,655)	[1]
Loss	(4,799)						(4,799)
Balance ending at Dec. 31, 2015	37,348	$ 1,497	215,193	(4,064)	(2,390)	[1]	(172,888)
Balance ending, shares at Dec. 31, 2015		39,121,198
Issuance of treasury shares upon exercise of options	84		(26)	197			(87)
Issuance of treasury shares upon exercise of options, shares		53,074
Stock-based compensation related to employees, directors and consultants	980		980
Other comprehensive loss	(461)				(461)	[1]
Loss	(6,213)						(6,213)
Balance ending at Dec. 31, 2016	31,738	$ 1,497	216,147	(3,867)	(2,851)	[1]	(179,188)
Balance ending, shares at Dec. 31, 2016		39,174,272
Issuance of shares upon private offering ($1.85 per share), net of $631 issuance expenses	18,971	$ 452	18,519
Issuance of shares upon private offering ($1.85 per share), net of $631 issuance expenses, shares		10,595,521
Issuance of shares upon conversion of convertible notes and accrued interest on account of the convertible notes	8,231	$ 148	8,083
Issuance of shares upon conversion of convertible notes and accrued interest on account of the convertible notes, shares		3,456,407
Issuance of treasury shares upon exercise of options	93		(200)	555			(262)
Issuance of treasury shares upon exercise of options, shares		149,654
Stock-based compensation related to employees, directors and consultants	2,060		2,060
Other comprehensive loss	1,656				1,656	[1]
Loss	(15,648)						(15,648)
Balance ending at Dec. 31, 2017	$ 47,101	$ 2,097	$ 244,609	$ (3,312)	$ (1,195)	[1]	$ (195,098)
Balance ending, shares at Dec. 31, 2017		53,375,854

[1]	Relates to foreign currency translation adjustments.